SCHEDULE OF DETAILED INFORMATION ABOUT RELATED PARTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Salaries and Benefits	$ 2,435	$ 1,476
Stock-Based Compensation	2,164	2,412
Consultancy		270
Compensation Expenses for Related Parties	$ 4,599	$ 4,158